Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Current tax expense/(benefit):	¥ (3,450,130)	$ (530,276)	¥ (2,088,520)	¥ (5,166,816)
Total current income tax expense/(benefit)	(77)	(12)	10,256	35,286
Total deferred income tax expense	297	46	2,639	695,905
Total income tax expense	220	34	12,895	731,191
Cayman Islands
Income Taxes [Line Items]
Current tax expense/(benefit):	(47,780)	(7,344)	(37,180)	(121,803)
PRC
Income Taxes [Line Items]
Current tax expense/(benefit):	(3,371,414)	(518,177)	(1,918,803)	(4,973,255)
Total current income tax expense/(benefit)	216	33	329	11,764
Total deferred income tax expense	0	0	0	695,702
U.S.
Income Taxes [Line Items]
Current tax expense/(benefit):	(76,678)	(11,785)	(71,133)	22,543
Total current income tax expense/(benefit)	(12)	(2)	6,664	9,367
Total deferred income tax expense	12	2	2,517	203
Other foreign countries
Income Taxes [Line Items]
Current tax expense/(benefit):	45,742	7,030	(61,404)	(94,301)
Total current income tax expense/(benefit)	(281)	(43)	3,263	14,155
Total deferred income tax expense	¥ 285	$ 44	¥ 122	¥ 0